Stock-Based Compensation - Unrecognized stock-based compensation expense and weighted-average recognition periods (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Weighted-average amortization period	5 years	5 years
Management Incentive Units [Member]
Unrecognized stock-based compensation expense	$ 2,084	$ 2,223
Weighted-average amortization period	3 years 9 months	4 years